Equipment (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Schedule of Property, Plant and Equipment [Table Text Block]
	April 30,	January 31,
	2015	2015

Furniture & equipment	$10,250	$11,630
Computer equipment	22,179	20,963

	32,429	32,593
Less: Accumulated depreciation	(13,068)	(11,452)

	$19,361	$21,141

	2015	2014
Furniture & equipment	$11,630	$6,630
Computer equipment	20,963	4,534
	32,593	11,164
Less: Accumulated depreciation	(11,452)	(4,864)
	$21,141	$6,300